Warrant derivative liability, Fair value of derivative liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Warrant Liability [Abstract]
Assumption of warrants in May Acquisitions	$ 2,130
Change in fair value of warrant derivative liability	90	$ 0
Balance as of December 31, 2019	$ 2,220	$ 0